Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income	$ (8,942)	$ 5,753	$ 96,308
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	49,235	42,536	33,482
Amortization of debt issuance costs	1,450	1,450	1,761
Impairment of long-lived assets	3,212	3,726	4,227
Loss on extinguishment of debt			4,961
Deferred income taxes	6,309	3,541	(88,566)
Stock-based compensation	4,909	2,527	2,166
Income (loss) from unconsolidated affiliates	1,430	(14)	257
Other	496	473	319
Gain on sale of property and equipment	(1,451)	275	968
Changes in operating assets and liabilities (net of acquisitions):
Accounts receivable and inventories	(9,556)	(781)	(1,939)
Prepaid expenses and other assets	(4,283)	(2,455)	60
Accounts payable	(11,386)	12,969	(4,282)
Accrued expenses and other liabilities	5,399	878	3,195
Deferred construction allowances	1,632
Distributions from unconsolidated affiliates	549	468	440
Net cash provided by operating activities	39,003	70,686	52,309
Cash flows from investing activities:
Purchases of property and equipment	(59,679)	(37,812)	(35,059)
(Funding) release of restricted cash	(43)	(59)	38
Purchase acquisition, net of acquired cash	(16,146)	(42,928)	(22,237)
Investment in unconsolidated affiliates	(109)	(20)	(55)
Proceeds from sale of property and equipment	7,346	1,804	4,741
Net cash provided by (used in) investing activities	(68,631)	(79,015)	(52,572)
Debt activities:
Short-term borrowings			5,000
Repayment of short-term borrowings			(5,000)
Issuance of long-term debt			209,500
Repayments of long-term debt	(9,099)		(200,229)
Repayments of capital lease and long-term financing obligations	(7,096)	(4,432)	(2,057)
Issuance of common stock	55	88,043	56,566
Proceeds from exercise of stock options	18	125	305
Excess tax benefits from share-based payment arrangements	1,071	103	76
Purchase of treasury stock	(1,651)	(174)	(57)
Debt issuance costs			(8,621)
Net cash (used in) provided by financing activities	(16,702)	83,665	55,178
(Decrease) increase in cash and cash equivalents	(46,330)	75,336	54,915
Cash and cash equivalents at beginning of period	143,867	68,531	13,616
Cash and cash equivalents at end of period	97,537	143,867	68,531
Cash paid during the year for:
Interest	49,788	47,647	32,039
Income taxes	980	5,657	7,453
Non-cash investing and financing activities:
Non-cash purchase of property and equipment	9,518	2,631	3,268
Consideration given for Rave acquisition			1,173
Net assets received for shares issued	47,274
Liabilities assumed in theatre acquisitions	$ 9,996	$ 2,285